CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' AND MEMBER'S EQUITY (USD $) In Thousands	Total	Paid-in Capital	Retained Deficit	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2009	$ 197,993	$ 317,023	$ (105,461)	$ (13,569)
Cash distributions	(78)	0	(78)	0
Net loss	(125,480)	0	(125,480)	0
Other comprehensive income	(2,685)	0	0	(2,685)
Equity award expense	1,667	1,667	0	0
Balance - December 31, 2012 at Dec. 31, 2010	71,417	318,690	(231,019)	(16,254)
Cash distributions	(88)	0	(88)	0
Net loss	(122,529)	0	(122,529)	0
Other comprehensive income	(12,404)	0	0	(12,404)
Equity award expense	2,420	2,420	0	0
Balance - December 31, 2012 at Dec. 31, 2011	(61,184)	321,110	(353,636)	(28,658)
Cash distributions	(82)	0	(82)	0
Contribution from parent	776	776	0	0
Net loss	(166,170)	0	(166,170)	0
Other comprehensive income	3,385	0	0	3,385
Equity award expense	2,676	2,676	0	0
Balance - December 31, 2012 at Dec. 31, 2012	$ (220,599)	$ 324,562	$ (519,888)	$ (25,273)